Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not currently grant stock options, stock appreciation rights, or similar option-like instruments. If we anticipate granting such awards in the future, we will establish policies regarding the timing of such grants in relation to the disclosure of material nonpublic information. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The 2025 annual equity awards, consisting of performance-
based restricted stock units and time-based restricted stock units, were granted on April 1, 2025, consistent with our historical annual grant practice.

Award Timing Method	We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The 2025 annual equity awards, consisting of performance-
based restricted stock units and time-based restricted stock units, were granted on April 1, 2025, consistent with our historical annual grant practice.

Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not currently grant stock options, stock appreciation rights, or similar option-like instruments. If we anticipate granting such awards in the future, we will establish policies regarding the timing of such grants in relation to the disclosure of material nonpublic information. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation
MNPI Disclosure Timed for Compensation Value	false